Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2019
Long-Term Debt
Schedule of long-term debt

Our long-term debt consists of the following at the dates indicated:

	March 31, 2019			March 31, 2018
	Face Amount	Unamortized Debt Issuance Costs (1)	Book Value	Face Amount	Unamortized Debt Issuance Costs (1)	Book Value
	(in thousands)
Revolving credit facility:
Expansion capital borrowings	$275,000	$—	$275,000	$—	$—	$—
Working capital borrowings	896,000	—	896,000	969,500	—	969,500
Senior unsecured notes:
5.125% Notes due 2019 ("2019 Notes")	—	—	—	353,424	(1,653)	351,771
6.875% Notes due 2021 ("2021 Notes")	—	—	—	367,048	(4,499)	362,549
7.500% Notes due 2023 ("2023 Notes")	607,323	(6,916)	600,407	615,947	(8,542)	607,405
6.125% Notes due 2025 ("2025 Notes")	389,135	(5,092)	384,043	389,135	(5,951)	383,184
Other long-term debt	5,331	—	5,331	5,977	—	5,977
	2,172,789	(12,008)	2,160,781	2,701,031	(20,645)	2,680,386
Less: Current maturities	648	—	648	646	—	646
Long-term debt	$2,172,141	$(12,008)	$2,160,133	$2,700,385	$(20,645)	$2,679,740

(1)	Debt issuance costs related to the Revolving Credit Facility are reported within intangible assets, rather than as a reduction of the carrying amount of long-term debt.

Amounts in the table above do not include long-term debt related to our former Retail Propane segment, as these amounts have been classified as liabilities held for sale within our March 31, 2018 consolidated balance sheet (see Note 17).

Schedule of future amortization expense of debt issuance costs	Expected amortization of debt issuance costs is as follows (in thousands):

Year Ending March 31,
2020	$2,371
2021	2,367
2022	2,367
2023	2,367
2024	1,744
Thereafter	792
Total	$12,008

Schedule of financial covenants in Credit Agreement
The following table summarizes the debt covenant levels specified in the Credit Agreement as of March 31, 2019 (as modified on February 6, 2019):

		Senior Secured	Interest	Total Leverage
Period Beginning	Leverage Ratio (1)	Leverage Ratio (1)	Coverage Ratio (2)	Indebtedness Ratio (1)
March 31, 2019	4.50	3.25	2.75	6.50
September 30, 2019	4.50	3.25	2.75	6.25
March 31, 2020 and thereafter	4.50	3.25	2.75	6.00

(1)	Represents the maximum ratio for the period presented.
(2)
Represents the minimum ratio for the period presented.

Schedule of maturities of long-term debt
Debt Maturity Schedule

The scheduled maturities of our long-term debt are as follows at March 31, 2019:

Year Ending March 31,	Revolving Credit Facility	Senior Unsecured Notes	Other Long-Term Debt	Total
	(in thousands)
2020	$—	$—	$648	$648
2021	—	—	4,683	4,683
2022	1,171,000	—	—	1,171,000
2023	—	—	—	—
2024	—	607,323	—	607,323
Thereafter	—	389,135	—	389,135
Total	$1,171,000	$996,458	$5,331	$2,172,789

Senior secured notes
Long-Term Debt
Schedule of repurchases
The following table summarizes repurchases of Senior Secured Notes for the period indicated:

Year Ended March 31,
2018
(in thousands)
Senior Secured Notes
Notes repurchased	$230,500
Cash paid (excluding payments of accrued interest)	$250,179
Loss on early extinguishment of debt (1)	$(23,971)

(1)
Loss on the early extinguishment of debt for the Senior Secured Notes during the year ended March 31, 2018 is inclusive of the write off of debt issuance costs of $4.3 million. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

Redemptions | Senior unsecured notes
Long-Term Debt
Schedule of repurchases
The following table summarizes redemptions of Senior Unsecured Notes for the period indicated:

Year Ended March 31,
2019
(in thousands)
2019 Notes (1)
Notes redeemed	$328,005
Cash paid (excluding payments of accrued interest)	$329,719
Loss on early extinguishment of debt	$(2,113)

2021 Notes (2)
Notes redeemed	$367,048
Cash paid (excluding payments of accrued interest)	$373,358
Loss on early extinguishment of debt	$(10,130)

(1)
On March 15, 2019, we redeemed all of the remaining outstanding 2019 Notes. Loss on the early extinguishment of debt for the 2019 Notes during the year ended March 31, 2019 is inclusive of the write off of debt issuance costs of $0.4 million. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(2)
On October 16, 2018, we redeemed all of the remaining outstanding 2021 Notes. Loss on the early extinguishment of debt for the 2021 Notes during the year ended March 31, 2019 is inclusive of the write off of debt issuance costs of $3.8 million. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

Repurchases | Senior unsecured notes
Long-Term Debt
Schedule of repurchases
The following table summarizes repurchases of Senior Unsecured Notes for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
2019 Notes
Notes repurchased	$25,419	$26,034	$9,009
Cash paid (excluding payments of accrued interest)	$25,406	$26,002	$7,099
(Loss) gain on early extinguishment of debt (1)	$(34)	$(140)	$1,759

2021 Notes
Notes repurchased	$—	$—	$21,241
Cash paid (excluding payments of accrued interest)	$—	$—	$14,094
Gain on early extinguishment of debt (2)	$—	$—	$6,748

2023 Notes
Notes repurchased	$8,624	$84,053	$—
Cash paid (excluding payments of accrued interest)	$8,575	$83,967	$—
Loss on early extinguishment of debt (3)	$(63)	$(1,136)	$—

2025 Notes
Notes repurchased	$—	$110,865	$—
Cash paid (excluding payments of accrued interest)	$—	$107,050	$—
Gain on early extinguishment of debt (4)	$—	$2,046	$—

(1)
(Loss) gain on early extinguishment of debt for the 2019 Notes during the years ended March 31, 2019, 2018 and 2017 is inclusive of the write off of debt issuance costs of less than $0.1 million $0.2 million and $0.2 million, respectively. The (loss) gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(2)
Gain on early extinguishment of debt for the 2021 Notes during the year ended March 31, 2017 is inclusive of the write off of debt issuance costs of $0.4 million. The gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(3)
Loss on early extinguishment of debt for the 2023 Notes during the years ended March 31, 2019 and 2018 is inclusive of the write off of debt issuance costs of $0.1 million and $1.2 million, respectively. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(4)
Gain on early extinguishment of debt for the 2025 Notes during the year ended March 31, 2018 is inclusive of the write off of debt issuance costs of $1.8 million. The gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.